Commitments	9 Months Ended
Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments

6. COMMITMENTS

Starting May 1, 2018, the Company entered into a contract to lease its premises. The contract is effective until February 28, 2020 and is for $16,500 per month.

The following are the future minimum lease payments as at September 30, 2018:

Total
2018	$49,500
2019	198,000
2020	33,000
Total	$280,500